Segment Reporting	6 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING
14.	SEGMENT REPORTING

The following provides the results of operations and the financial position of the Company’s operating segments as of and during the period ended September 30, 2021. The Long Yun operating segment reflects the Company’s incubation business. The Dacheng Liantong operating segment reflects the Company’s business of platform services.

Results of Operations

For the period ended September 30, 2021

	Long Yun	Dacheng Liantong	Other	Total

Revenue	-	1,230,919	-	1,230,919
Operating expenses	3,612,839	962,437	2,265,753	6,841,029
Other income (expenses)	93,129	316	(1,846,897)	(1,753,452)
Profit/(loss) before tax	(3,519,710)	268,798	(4,112,650)	(7,363,562)
Taxes	-	-	-	-
Net loss	(3,519,710)	268,798	(4,112,650)	(7,363,562)

Results of Operations For the six months ended September 30, 2020

	Long Yun	Dacheng Liantong	Other	Total

Revenue	-	48,451	-	48,451
Operating expenses	1,209,032	58,913	240,163	1,508,108
Other income (expenses)	188,900	4	24,986	213,890
Loss before tax	(1,020,132)	(10,458)	(215,177)	(1,245,767)
Taxes	-	-	-	-
Net loss	(1,020,132)	(10,458)	(215,177)	(1,245,767)

Financial position

As of September 30, 2021

	Long Yun	Dacheng Liantong	Other	Total

Current assets	6,539,969	5,434,606	(89,580)	11,884,995
Non-current assets	78,573	378,823	312,805	770,165
Total assets	6,618,542	5,813,429	223,225	12,655,160

Current liabilities	6,293,266	4,627,093	(7,478,945)	3,441,414
Non-current liabilities	-	85,666	172,220	257,886
Total liabilities	6,293,266	4,712,759	(7,306,725)	3,699,300

Net assets/(liabilities)	325,240	1,100,670	7,529,950	8,955,860

Financial position

As of March 31, 2021

	Long Yun	Dacheng Liantong	Other	Total

Current assets	8,248,675	1,973,297	5,355,897	15,577,869
Non-current assets	15,989	1,283	37,665	54,937
Total assets	8,264,664	1,974,580	5,393,562	15,632,806

Current liabilities	4,549,369	2,289,621	231,615	7,070,605
Non-current liabilities	9,913	-	-	9,913
Total liabilities	4,559,282	2,289,621	231,615	7,080,518

Net assets/(liabilities)	3,705,382	(315,041)	5,161,947	8,552,288